Consolidated Statement of Changes in Equity - GBP (£) £ in Millions	Total	Share Capital [member]	Other Equity Instruments [member]	Retained Earnings [member]	Other Reserves Available-For-Sale [member] [1]	Other Reserves Fair Value Reserves [member] [1]	Other Reserves Cash Flow Hedging [member]	Other Reserves Currency Translation [member]	Total [member]	Non-Controlling Interests [member]	Santander UK Group Holdings plc [member]	Santander UK Group Holdings plc [member] Share Capital [member]	Santander UK Group Holdings plc [member] Other Equity Instruments [member]	Santander UK Group Holdings plc [member] Retained Earnings [member]
Beginning balance at Dec. 31, 2015	£ 15,031	£ 7,060	£ 1,545	£ 5,721	£ 52		£ 254	£ 8	£ 14,640	£ 391
- Profit after tax	1,317			1,272					1,272	45
Other comprehensive income, net of tax:
- Available-for-sale securities	(4)				(4)				(4)
- Cash flow hedges	217						217		217
- Pension remeasurement	(395)			(395)					(395)
- Currency translation on foreign operations	(3)							(3)	(3)
Total comprehensive income	1,132			877	(4)		217	(3)	1,087	45
Repurchase of non-controlling interests	(7)									(7)
Dividends on ordinary shares	(593)			(593)					(593)
Dividends on other equity instruments	(111)			(111)					(111)
Dividends on non-controlling interests	(30)									(30)
Tax on non-controlling interests and other equity instruments	31			31					31
Ending balance at Dec. 31, 2016	15,453	7,060	1,545	5,925	48		471	5	15,054	399	£ 12,817	£ 7,060	£ 1,545	£ 4,212
- Profit after tax	1,254			1,215					1,215	39	659			659
Other comprehensive income, net of tax:
- Available-for-sale securities	20				20				20
- Cash flow hedges	(243)						(243)		(243)
- Pension remeasurement	(77)			(77)					(77)
- Own credit adjustment	(22)			(22)					(22)
Total comprehensive income	932			1,116	20		(243)		893	39
Issue of AT1 capital securities	496		496						496		496		496
Dividends on ordinary shares	(553)			(553)					(553)		(553)			(553)
Dividends on other equity instruments	(135)			(135)					(135)		(135)			(135)
Dividends on non-controlling interests	(37)									(37)
Tax on non-controlling interests and other equity instruments	46			46					46		26			26
Ending balance at Dec. 31, 2017	16,202	7,060	2,041	6,399	68		228	5	15,801	401	13,310	7,060	2,041	4,209
Adoption of IFRS 9 (see Note 1)	(192)			(187)	(68)	£ 63			(192)
Ending balance at Jan. 01, 2018	16,010	7,060	2,041	6,212		63	228	5	15,609	401
Beginning balance at Dec. 31, 2017	16,202	7,060	2,041	6,399	£ 68		228	5	15,801	401	13,310	7,060	2,041	4,209
- Profit after tax	1,121			1,082					1,082	39	1,253			1,253
Other comprehensive income, net of tax:
- Fair value reserve (debt instruments)	(39)					(39)			(39)
- Cash flow hedges	23						23		23
- Pension remeasurement	352			352					352
- Own credit adjustment	63			63					63
Total comprehensive income	1,520			1,497		(39)	23		1,481	39
Other	(45)			(45)					(45)
Dividends on ordinary shares	(1,123)			(1,123)					(1,123)		(1,123)			(1,123)
Dividends on other equity instruments	(145)			(145)					(145)		(145)			(145)
Dividends on non-controlling interests	(40)									(40)
Tax on non-controlling interests and other equity instruments	43			43					43		27			27
Ending balance at Dec. 31, 2018	£ 16,220	£ 7,060	£ 2,041	£ 6,439		£ 24	£ 251	£ 5	£ 15,820	£ 400	£ 13,322	£ 7,060	£ 2,041	£ 4,221

[1]	Following the adoption of IFRS 9, a fair value reserve was introduced to replace the available-for-sale reserve, as described in Note 1.